Equity - Schedule of the Company's Equity Activity (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity [Line Items]
Beginning Balance	$ 111.1	$ 623.5	$ 623.5	$ 351.5	$ 524.6
Net earnings	9.3	13.4	59.1	104.3	57.4
Transfers to parent company, net		43.9
Other comprehensive income	0.5	2.8	7.0	20.0	(172.8)
Separation-related adjustments	3.1		18.7
Share-based compensation	1.1		1.3
Issuance of share-based awards, net of withholdings and other	(0.6)		0.0
Ending Balance	124.5	683.6	111.1	623.5	351.5
Net Parent Company Investment
Equity [Line Items]
Beginning Balance	0.0	639.5	639.5	1,025.2	1,025.5
Net earnings		13.4	59.9	104.3	57.4
Transfers to parent company, net		43.9
Other comprehensive income		0.0	0.0	0.0	0.0
Separation-related adjustments			78.0
Share-based compensation			0.0
Issuance of share-based awards, net of withholdings and other			0.0
Ending Balance		696.8	0.0	639.5	1,025.2
Accumulated Other Comprehensive Loss
Equity [Line Items]
Beginning Balance	(68.3)	(16.0)	(16.0)	(673.7)	(500.9)
Net earnings		0.0	0.0	0.0	0.0
Transfers to parent company, net		0.0
Other comprehensive income		2.8	7.0	20.0	(172.8)
Separation-related adjustments			(59.3)
Share-based compensation			0.0
Issuance of share-based awards, net of withholdings and other			0.0
Ending Balance	$ (67.8)	$ (13.2)	$ (68.3)	$ (16.0)	$ (673.7)